EXPLORATION AND EVALUATION EXPENSES AND COST RECOVERIES	12 Months Ended
Mar. 31, 2022
EXPLORATION AND EVALUATION EXPENSES AND COST RECOVERIES
EXPLORATION AND EVALUATION EXPENSES AND COST RECOVERIES
7.	EXPLORATION AND EVALUATION EXPENSES AND COST RECOVERIES

Below is a summary of the Company’s major exploration property interests, together with the material property transactions relating to the three year period ended March 31, 2022.

(a)	IKE District

The IKE Property claims carry a Net Smelter Return (“NSR”) royalty obligation of 1%, subject to a $2 million cap and with the Company able to purchase the royalty at any time by payment of the same amount. These claims carry an additional NSR royalty of 2%, subject to the Company retaining the right to purchase up to the entire royalty amount by the payment of up to $4 million. The Company has also agreed to make annual advance royalty payments of $50,000 to the holders of the 2% NSR royalty interest and, upon completion of a positive feasibility study, to issue to these same parties 500,000 common shares.

The Granite Property claims are subject to a 2% NSR royalty which can be purchased for $2 million. In addition, there is an underlying 2.5% NSR royalty on certain mineral claims within the Granite Property, which can be purchased at any time for $1.5 million less any amount of royalty already paid.

The entire project is subject to a 1% NSR royalty from mine production capped at a total of $5 million.

(b)	JOY District

The JOY District, located in north-central BC, comprises the JOY and PINE Properties, and also the “Staked Claims” acquired directly by the Company. In November 2016, the Company entered into a purchase agreement with a private company wholly-owned by one of its directors to purchase 100% of the JOY Property for the reimbursement of the vendor’s direct acquisition costs of $335,299. The property is subject to an underlying NSR royalty held by a former owner which is capped at $3.5 million.

In addition, the Company concluded agreements with each of Gold Fields Toodoggone Exploration Corporation (“GFTEC”) and Cascadero Copper Corporation (“Cascadero”) in mid-2017 pursuant to which the Company can purchase 100% of the PINE Property.

In October 2018, Amarc acquired a 100% interest in Cascadero’s 49% interest in the PINE Property by completing total cash payments of $1,000,000 and issuing 5,277,778 common shares.

In November 2019 Amarc entered into a purchase agreement with two prospectors to acquire 100% of a single mineral claim, called the Paula property, located internal to the wider JOY District tenure. The claim is subject to a 1% NSR royalty payable from commercial production that is capped at $0.5 million (completed).

In December 2019, the Company amended the GFTEC Agreement to purchase GFTEC’s 51% interest in the PINE property. Under the terms of the amendment Amarc will purchase outright GFTEC’s 51% interest in the 323 km2 Property by issuing to GFTEC 5,000,000 common shares of the Company. As such Amarc now holds a 100% interest in the PINE mineral claims.

The PINE Property is subject to a 3% underlying NSR royalty payable to a former owner. The Company has reached an agreement with the former owner to cap the 3% NSR royalty at $5 million payable from production for consideration totaling $100,000 and 300,000 common shares payable in stages through to January 31, 2019 (completed).

GFTEC retains a 2.5% net profits interest (“NPI”) royalty on mineral claims comprising approximately 96% of the PINE Property, which are subject to a NSR royalty payable to a former owner (“Underlying NSR”) and a 1% NSR royalty on the balance of the claims that are not subject to the Underlying NSR royalty. The NPI royalty can be reduced to 1.25% at any time through the payment to GFTEC of $2.5 million in cash or shares. The NSR royalty can be reduced to 0.5% through the payment to GFTEC of $2.5 million in cash or shares.

JOY District Agreement with Freeport

On May 11, 2021, the Company and Freeport-McMoRan Mineral Properties Canada Inc. (“Freeport”), a wholly-owned subsidiary of Freeport-McMoRan Inc. (NYSE:FCX) entered into a Mineral Property Earn-in Agreement (the “Agreement”) whereby Freeport may acquire up to a 70% ownership interest of the Company’s JOY porphyry Cu-Au District Property.

Under the terms of the Agreement, Freeport has a two-stage option to earn up to a 70% ownership interest in the mineral claims comprising the JOY District, plus other rights and interests, over a 10 year period.

To earn an initial 60% interest, Freeport is required to fund $35 million of work expenditures over a 5- year term. During the first year of the earn-in, a $4 million work program was planned in the JOY District.

These optional earn-in expenditures can be accelerated by Freeport at its discretion. Amarc will be operator during the initial earn-in period. Once Freeport has acquired such 60% interest, Amarc and Freeport will proceed to operate the JOY District through a jointly owned corporation with Freeport assuming project operatorship.

Upon Freeport earning such 60% interest, it can elect, in its sole discretion, to earn an additional 10% interest, for a total 70% interest by sole funding a further $75 million within the following five years.

Once Freeport has finalized its earned ownership interest at either the 60% or 70% level, each party will be responsible for funding its own pro-rata share of project costs on a 60:40 or 70:30 basis.

During the year ended March 31, 2022, the Company incurred eligible and recoverable project costs of $5,333,085 included as expenses in the Consolidated Statements of Loss and Comprehensive Loss.

During the year ended March 31, 2022, the Company also earned a fee of $409,487 as the project operator.

(c)	DUKE District

The DUKE District is located in central BC. In November 2016, the Company entered into a purchase agreement with a private company wholly-owned by one of its directors (note 11(c)) to purchase a 100% interest in the DUKE property for the reimbursement of the vendor’s direct acquisition costs of $168,996.

(d)	Other property transactions

During the comparative year, Amarc operated programs on two exploration properties owned by a related party, Jake and Mack (the “Operated Properties”), for the claim optionee on a cost recovery basis (note 11(c)).

During the comparative year, Amarc received a non-refundable payment of US$200,000 (CDN$260,115) pursuant to  an option agreement whereby an arms-length third party optionee had the right to earn an initial 51% interest in the Windfall Project, comprised of 25 mineral claims located within the IKE district (note 7(a)), by spending US$4.2 million on exploration by October 21, 2022. On May 25, 2021, this option agreement was terminated by mutual consent of both Amarc and the optionee.

Included in cost recoveries are BCMETC refunds totaling $265,929 received in the year ended March 31, 2022 ($820,075 – March 31, 2021; $Nil – March 31, 2020).

On December 16, 2020 (the “Closing Date”), the Company closed the sale of its Newton property (“Newton”) located in south-central British Columbia (“BC”) to Isaac Mining Corp.(“IMC”), an arms- length private company and a wholly-owned subsidiary of Carlyle Commodities Corp. (“Carlyle”) (CSE:CCC, FSE:1OZ, OTC:DLRYF). Amarc has received consideration comprising total cash of $300,000 from IMC and 5.5 million equity units (common share plus warrant) in Carlyle. The 5.5 million warrants are exercisable at $0.50 per warrant with an expiry date of December 8, 2025. The fair value of the 5.5 million shares of Carlyle on the Closing Date was recorded at $907,500, based on a per share value of $0.165, the closing quote of Carlyle’s common shares on December 16, 2020. The fair value of the 5.5 million warrants of Carlyle on the Closing Date is recorded was $727,000 using the Black-Scholes option pricing model. The fair value was calculated based on the following weighted average assumptions: Risk free-interest rate – 0.38%; Dividend yield – 0.00%; Expected volatility – 139.0%; Expected life – 4.98 years.